Interest Expense and Related Charges (Tables)	12 Months Ended
Dec. 31, 2015
Interest Expense and Related Charges [Abstract]
Schedule of Interest Expense and Related Charges [Table Text Block]

	Year Ended December 31,
	2015	2014	2013
Interest expense on debtor-in-possession financing	$234	$125	$—
Interest paid/accrued on pre-petition debt	235	267	630
Interest expense related to pushed down debt	—	1	6
Interest expense on pre-petition toggle notes payable in additional principal (Note 9)	—	65	176
Amortization of debt exchange premiums	—	(24)	(80)
Amortization of debt exchange discounts and issuance costs	—	7	28
Total interest expense and related charges	$469	$441	$760